6. OIL AND NATURAL GAS PROPERTIES AND OTHER EQUIPMENT (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Oil and natural gas properties
Proved-developed producing properties	$ 65,972,788	$ 60,972,994	$ 53,430,437
Proved-developed non producing properties	1,316,064	1,060,181	1,045,532
Proved-undeveloped properties	8,344,572	7,720,179	5,868,704
Unproved properties	3,385,144	1,529,913	508,352
Less: Accumulated depletion	(9,245,913)	(6,729,395)	(2,298,501)
Total oil and natural gas properties, net of accumulated depletion	$ 69,772,655	$ 64,553,872	$ 58,554,524